Net income per common share	12 Months Ended
Dec. 31, 2021
Earnings Per Share
Net Income (Loss) Per Common Share	Note 31 – Net income per common shareThe following table sets forth the computation of net income per common share (“EPS”), basic and diluted, for the years ended December 31, 2021, 2020 and 2019:
(In thousands, except per share information)	2021	2020	2019
Net income	$934,889	$506,622	$671,135
Preferred stock dividends	(1,412)	(1,758)	(3,723)
Net income applicable to common stock	$933,477	$504,864	$667,412
Average common shares outstanding	81,263,027	85,882,371	96,848,835
Average potential dilutive common shares	157,127	92,888	148,965
Average common shares outstanding - assuming dilution	81,420,154	85,975,259	96,997,800
Basic EPS	$11.49	$5.88	$6.89
Diluted EPS	$11.46	$5.87	$6.88

As disclosed in Note 20, as of September 30, 2021, the Corporation completed its $350 million accelerated share repurchase transaction (“ASR”) and, in connection therewith, received an initial delivery of 3,785,831 shares of common stock during the second quarter of 2021 and 828,965 additional shares of common stock during the third quarter of 2021. The final number of shares delivered was based in the average daily volume weighted average price (“VWAP”) of its common stock, net of discount, during the term of the ASR, which amounted to $75.84.

Potential common shares consist of shares of common stock issuable under the assumed exercise of stock options, restricted stock and performance share awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase shares of common stock at the exercise date. The difference between the number of potential common shares issued and the shares of common stock purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, restricted stock and performance share awards, if any, that result in lower potential common shares issued than shares of common stock purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.